Commitments and Contingencies (Details) £ in Millions		12 Months Ended
	Apr. 03, 2024 USD ($)	May 31, 2024 USD ($) item	May 31, 2024 GBP (£)
Side Letter Agreement With Samsung
Commitments and Contingencies
Past due balance	$ 43,800,000
Contractual obligation, non contingent amount	$ 250,000	$ 250,000
Contractual obligation, percentage of qualifying revenue agreed to pay	20.00%
Amount of gain recognized		0
Amount of contractual obligation included in other liabilities		43,500,000
Progenics Purchase Agreement
Commitments and Contingencies
Amount of milestone payments payable		$ 5,000,000
Percentage of royalty payable		3.50%
Amount payable upon filing BLA with FDA		$ 500,000
Amount payable upon FDA approval		500,000
Annual maintenance fees		$ 150,000
Progenics Purchase Agreement | Royalty Payable in Initial 10 Years
Commitments and Contingencies
Percentage of royalty payable		5.00%
Lonza Agreement
Commitments and Contingencies
Number of contract manufacturers | item		2
Annual license fee		$ 350,000	£ 0.3
Royalty on net sales (as a percent)		2.00%	2.00%